Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000224642 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224642 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224642 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000224642 | Other Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000224642 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000224642 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000224641 | Certificates of Deposit
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224641 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000224641 | Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000224641 | Other Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000224641 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000224641 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000224644 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000224644 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000224644 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000224644 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224644 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000224644 | SectorSenior Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224644 | SectorDedicated Tax
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224644 | SectorWater & Sewer
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224644 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224644 | SectorPort
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224644 | SectorAirport
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224644 | SectorElectric & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224644 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000224644 | SectorMulti-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000224644 | SectorIndustrial Development/Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000224644 | SectorGeneral Obligation- Local
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000224643 | 181 Days or more
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000224643 | 91-180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000224643 | 31-90 Days
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000224643 | 8-30 Days
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224643 | 1-7 Days
Holdings [Line Items]
Percent of Net Asset Value	54.70%
C000224643 | SectorSenior Care
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000224643 | SectorDedicated Tax
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000224643 | SectorWater & Sewer
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000224643 | SectorHigher Education
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224643 | SectorPort
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000224643 | SectorAirport
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000224643 | SectorElectric & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000224643 | SectorHospital
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000224643 | SectorMulti-Family Housing
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000224643 | SectorIndustrial Development/Pollution Control
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000224643 | SectorGeneral Obligation- Local
Holdings [Line Items]
Percent of Net Asset Value	27.90%